PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2013	2012
Cost:

Computers and peripheral equipment	$3,008	$3,331
Office furniture and equipment	482	518
Motor Vehicles	13	13
Leasehold improvements	342	397

	3,845	4,259
Accumulated depreciation	3,406	3,699

Depreciated cost	$439	$560